Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Dividends Declared

All figures in £ millions	2022	2021	2020

Final paid in respect of prior year 14.2p (2020: 13.5p; 2021: 13.5p)	107	102	101

Interim paid in respect of current year 6.6p (2020: 6.0p; 2021: 6.3p)	49	47	45

	156	149	146